Investment Objectives and Goals - Brown Advisory International Value Select ETF	Feb. 19, 2026
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Brown Advisory International Value Select ETF (the “Fund”) seeks to achieve long-term capital appreciation.